SHAREHOLDERS' EQUITY (Other) (Narrative) (Details) - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2013	Dec. 31, 2012
Warrants 7 [Member]
Class of Warrant or Right [Line Items]
Shares issuable for warrants				1,900,000
Exercise price	$ 7.2
Series 9 [Member]
Class of Warrant or Right [Line Items]
Shares issuable for warrants			5,500,000
Exercise price	$ 7.33
Warrants outstanding	2,300,000	4,500,000